K&L GATES	K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

January 26, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE: John Hancock Funds III (the “Trust”)
File Nos. 333-125838; 811-21777

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 58 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 60 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to become effective on March 27, 2015. The purpose of this filing is to register new classes of John Hancock Core High Yield Fund, John Hancock International Growth Fund and John Hancock Strategic Growth Fund, each a separate series of the Trust.

If you have any questions or comments, please call me at 617-261-3240

Sincerely,

/s/ George P. Attisano

George P. Attisano

cc: Ariel Ayanna, Assistant Secretary of the Trust